INCOME TAXES	6 Months Ended
Jun. 30, 2021
INCOME TAXES
INCOME TAXES

10.     INCOME TAXES

BVI

The Company is incorporated in the BVI and conducts its primary business operations through the subsidiaries in the PRC and the U.S. Under the current laws of the BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

PRC

The Group’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008. Changhe Bio-Medical Technology (Yangzhou) Co., Ltd., Changwei System Technology (Shanghai) Co., Ltd., Shanghai Xinshenpai Technology Co., Ltd., AnPac Bio-Medical Technology (Shanghai) Co., Ltd., Shiji (Hainan) Medical Technology Ltd. and Penghui Health Management Co., Ltd. are entitled to a preferential income tax rate of 20%, as they qualify as small and micro-sized enterprises.

Dividends, interests, rent and royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with PRC that provides for a reduced withholding tax rate or an exemption from withholding tax.

10.     INCOME TAXES (CONTINUED)

United States

AnPac US is subject to the U.S. federal corporate income tax at a rate of 21% for the six months ended June 30, 2020 and 2021, respectively. AnPac US is also subject to state income tax in California for the six months ended June 30, 2020 and 2021.

The Group’s loss before income taxes consisted of:

	For the six months ended June 30,
	2020	2021	2021
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Non-PRC	(36,047)	(43,002)	(6,662)
PRC	(20,065)	(14,731)	(2,282)
Total	(56,112)	(57,733)	(8,944)

The current and deferred components of income tax benefit appearing in the unaudited condensed consolidated statements of comprehensive loss are as follows:

	For the six months ended June 30,
	2020	2021	2021
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Current tax provision	(10)	—	—
Deferred tax benefit	45	44	7
Total	35	44	7

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the six months ended June 30, 2020 and 2021 applicable to the PRC operations to income tax benefit were as follows:

	For the six months ended June 30,
	2020	2021	2021
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Loss before income taxes	(56,112)	(57,733)	(8,944)
Income tax benefit computed at the statutory income tax rate at 25%	14,028	14,433	2,236
Non-deductible expenses	(848)	(69)	(11)
International rate differences	(6,818)	(9,387)	(1,454)
Preferential tax rate differences	171	(353)	(55)
Change in valuation allowance	(6,498)	(4,580)	(709)
Income tax benefit	35	44	7

10.     INCOME TAXES (CONTINUED)

Deferred Taxes

The significant components of deferred taxes were as follows:

	As of December 31,	As of June 30,
	2020	2021	2021
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Deferred tax assets:
Net loss carryforward	34,417	39,072	6,050
Accrued expenses	1,359	1,282	199
Provision for doubtful accounts	857	859	133
Valuation allowance	(36,633)	(41,213)	(6,382)
Total deferred tax assets	—	—	—

Deferred tax liabilities:
Long-lived assets arising from acquisition	(1,045)	(1,001)	(155)
Total deferred tax liabilities.	(1,045)	(1,001)	(155)

The Group operates through several subsidiaries. Valuation allowance is considered for each of the entities.

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2020 and June 30, 2021, the Company and all of its subsidiaries were in cumulative loss position, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of June 30, 2021, the Group had net operating losses carryforward of RMB 170,406 (US$ 26,393) derived from entities in the PRC and the U.S., of which can be carried forward per tax regulation to offset future taxable income. The PRC net operating losses of RMB 133,324 (US$ 20,649) will expire from 2021 to 2025 if not utilized. The U.S. net operating losses of RMB 37,082 (US$ 5,743) can be utilized indefinitely.